Other Non-Current Liabilities (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Non-Current Liabilities
Opening balance	kr 4,350
Additional liabilities	12,031	kr 4,350
Net book value	kr 16,381	kr 4,350